Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Subsidiaries included in the consolidation

Company Name	Nature / Vessel Name	Effective Ownership Interest	Country of Incorporation	Statement of operations
				2012	2011	2010
Navios Maritime Holdings Inc.	Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios ShipManagement Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/Vessel Owning Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/23 -12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/24 -12/31
Astra Maritime Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hyperion Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 1/7
Beaufiks Shipping Corporation	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	—	—	3/18 - 5/27
Amorgos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Andros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Antiparos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ikaria Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Kos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Mytilene Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skiathos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Syros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skopelos Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Sifnos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ios Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Thera Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Crete Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Rhodes Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Tinos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Portorosa Marine Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 -12/31	1/1 -12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Chilali Corp.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 3/17
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Surf Maritime Co.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 5/19
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Orbiter Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pandora Marine Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 11/14
Floral Marine Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 14/6	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Customized Development S.A.	Vessel Owning Company	100%	Liberia	—	—	1/1 - 11/14
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kohylia Shipmanagement S.A.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	2/16 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	5/19 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/12 - 12/31	—
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Tulsi Shipmanagement Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/20 - 12/31	—
Cinthara Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Rawlin Services Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/3 - 12/31	—
Mauve International S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Mandora Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	10/17 - 12/31	—
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	2/23 - 12/31	—	—
Navios Maritime Acquisition Corporation and Subsidiaries (1) :
Navios Maritime Acquisition Corporation	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Amorgos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Andros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Antiparos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ikaria Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Kos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Mytilene Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skiathos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Syros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skopelos Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Sifnos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ios Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Thera Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Shinyo Dream Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kannika Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kieran Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Shinyo Loyalty Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Navigator Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Ocean Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Saowalak Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Crete Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Rhodes Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Tinos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios Acquisition Finance (US) Inc.	Operating Company	53.7%	Delaware	—	1/1-3/30	10/05 -12/31
Serifos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios South American Logistics and Subsidiaries:
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corporacion Navios S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nauticler S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania Naviera Horamar S.A.	Vessel Operating Management Company	63.8%	Argentina	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania de Transporte Fluvial International S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ponte Rio S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Energy S.A. (2)	Barge Owning Company	39.9%	Argentina	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Tankers Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Navigation Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Shipping Ltd. Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS South Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
Petrovia Internacional S.A.	Land-Owning Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercopar S.A.C.I.	Operating/Barge Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navegacion Guarani S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidrovia OSR S.A.	Oil Spill Response & Salvage Services/ Tanker Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercofluvial S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Petrolera San Antonio S.A.	Port Facility Operating Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Stability Oceanways S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidronave South American Logistics S.A.	Pushboat Owning Company	32.5%	Brazil	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navarra Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Pelayo Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Varena Maritime Services S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	4/14 - 12/31	—
Navios Logistics Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/16 - 12/31	—
Merco Parana S.A.	Barge Owning Company	63.8%	Argentina	7/1 - 12/31	—	—

  On March 30, 2011, immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. As a result, from March 30, 2011, Navios Acquisition has not been consolidated and has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition (see also Note 3).

  On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd. Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A.

Annual depreciation rates used

Vessels	25 years
Port facilities and transfer station	3 to 40 years
Tanker vessels, barges and push boats	15 to 44 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Weighted average amortization periods for intangibles

Intangible assets/liabilities	Years
Trade name	21.0
Favorable lease terms (*)	6.6
Unfavorable lease terms (**)	4.7
Port terminal operating rights	30.0
Customer relationships	20.0

(*)  The intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels. As of December 31, 2012 and 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels. As of December 31, 2012 and 2011, $9,207 and $0, respectively, was written off since the purchase option was not exercised.

(**)  The intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties.. As of December 31, 2012 and 2011, no purchase options held by third parties have been exercised. As of December 31, 2012 and 2011, $6,485 and $0, respectively, was written off since the purchase option was not exercised.